Trade and Other Receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables
Schedule of Trade and Other receivables

€ millions	2018			2017
	Current	Non-Current	Total	Current	Non-Current	Total
Trade receivables, net	6,182	6	6,188	5,809	1	5,810
Other receivables	180	112	293	90	116	207
Total	6,362	118	6,480	5,899	118	6,017